PROPERTY, PLANT, AND EQUIPMENT, NET - Schedule of Depreciation Expense and Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property Plant And Equipment [Abstract]
Depreciation expense	$ 70,770	$ 63,915	$ 53,064
Capitalized interest	$ 3,709	$ 3,372	$ 4,646